SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
Partial Disposition of our Interest in Chilean Toll Road Business
On February 6, 2020, Brookfield Infrastructure completed the sale of a further 17% interest in its Chilean toll road business for total consideration of approximately $170 million. Brookfield Infrastructure retained control over the business after the sale.